Condensed Interim Unaudited Statements of Income and Comprehensive Loss (Parentheticals) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Profit or loss [abstract]
Diluted net loss per share	$ (0.55)	$ (1.62)	$ (0.65)
Weighted average number of shares outstanding used in computing diluted net loss per share	11,294,701	1,887,196	6,243,411